Debt and credit facilities (Details) $ in Thousands, ¥ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2015 CNY (¥)
Short-term Debt [Line Items]
Interest expense	$ 57	$ 304	$ 260
December 2013 Bank Loan [Member]
Short-term Debt [Line Items]
Loan face amount	$ 4,101
Issuance date	Dec. 31, 2013
Maturity date	Sep. 30, 2014
Line of credit, annual guarantee fee	$ 19
December 2013 Bank Loan [Member] | CNY [Member]
Short-term Debt [Line Items]
Loan face amount | ¥				¥ 25
Line of credit, maximum borrowing amount | ¥				¥ 50